Income Taxes (Tables)	9 Months Ended
Sep. 30, 2022
Income Tax Disclosure [Abstract]
Income tax provision

For the Period from January 28, 2021 (inception) through December 31, 2021
Current
Federal	$—
State	—
Deferred
Federal	(290,181)
State
Valuation allowance	290,181
Income tax provision	$—
The components of income tax expense were as follows (in thousands):

Year Ended December 31,
	2021	2020
Current:
United States	$—	$—
New Zealand	$—	$—
Foreign	$—	$—
Total	$—	$—
Deferred:
United States	—	—
New Zealand	—	—
Foreign	—	—
Total	—	—

Summary of significant components of the Company's deferred tax assets

December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$210,307
Net operating loss carryforwards	79,874
Total deferred tax assets	290,181
Valuation allowance	(290,181)
Deferred tax asset, net of allowance	$—
Significant components of deferred tax assets and liabilities as of December 31, 2021 and 2020, were as follows (in thousands):

	Year Ended December 31,
	2021	2020
Deferred tax assets:	as Restated	as Restated
Net operating loss and credit carryforwards	$107,979	$104,301
Operating lease liability	1,878	2,394
Accrued bonus	981	850
Accrued expenses	1,566	429
Deferred revenue	309	1,018
Equity method investment	1,243	1,031
Other	925	394
	$114,881	$110,417
Valuation allowance	(113,276)	(108,300)
Net deferred tax asset	$1,605	$2,117
Deferred tax liabilities:
Operating lease asset	(1,429)	(1,941)
Other	(176)	(176)
Total deferred tax liabilities	$(1,605)	$(2,117)

Net deferred income tax assets and liabilities:	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

For the Period from January 28, 2021 (inception) through December 31, 2021
Statutory federal income tax rate	21.0%
Change in fair value of derivative warrant liabilities	(855.9)%
Offering costs allocated to derivative warrant liabilities	214.0%
Change in valuation allowance	620.9%
Income tax expense	0.0%
The following table is a reconciliation of income taxes computed at the statutory federal income tax rate (21.0% federal income tax rate in the United States for 2021 and 28.0% federal income tax rate in the New Zealand for
2020, respectively) to the income tax expense (benefit) reflected in the consolidated statement of operations and comprehensive loss (in thousands, except percentages):

	Year Ended December 31,
	2021		2020
	as Restated		as Restated
Income tax (benefit) at the statutory federal income tax rate	$(9,805)	21.0%	$(10,560)	28.0%
Foreign tax rate differential	(605)	1.3%	1,180	(3.2)%
State and local taxes	(4,068)	8.7%	(2,429)	6.4%
Effects of impairment	—	—%	10,281	(27.9)%
Foreign exchange differences	(143)	0.3%	(5,892)	16.0%
Stock-based compensation	501	(1.1)%	670	(1.8)%
Interest income on receivable	882	(1.9)%	2,120	(5.7)%
Equity method investment	(443)	0.9%	(679)	1.8%
Non-deductible legal costs	1,291	(2.8)%	—	—%
Gain from redomiciliation of intellectual property	4,890	(10.5)%	—	—%
Valuation allowance	7,958	(17.0)%	5,505	(14.1)%
PPP loan forgiveness	(644)	1.4%	$—	—%
Other	186	(0.3)%	(196)	0.5%
Total income tax benefit	$—	—%	$—	—%